CAPITAL MANAGEMENT (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
CAPITAL MANAGEMENT [Abstract]
Working capital	$ 9,387,223	$ 24,057,845	$ 21,240,822